Business Combination - Summary of Consummation of the Business Combination (Detail)	12 Months Ended
Dec. 31, 2022 shares
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Shares issued in PIPE	14,641,244
Business Combination and PIPE shares	34,850,706
Common Stock—Legacy Rigetti	18,221,069
Common Stock—exercise of Legacy Rigetti stock options immediately prior to the closing	1,123,539
Common Stock—exercise of Legacy Rigetti warrants immediately prior to the closing	2,234,408
Ending balance, shares	113,810,285
Common Class A [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Less: redemption of SNII Class A ordinary shares	(22,915,538)
Common Stock—SNII Class ordinary shares	11,584,462
Common Class A [Member] | Status Of Shares Outstanding Before Business Combination [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Beginning balance, shares	34,500,000
Common Class B [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Common Stock—SNII Class ordinary shares	8,625,000
Series C Redeemable Convertible Preferred Stock [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Common Stock—upon conversion of Legacy Rigetti Series preferred stock	54,478,261
Series C One Redeemable Convertible Preferred Stock [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Common Stock—upon conversion of Legacy Rigetti Series preferred stock	2,902,302